UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               March 23, 2009
     ----------------------         -------------              --------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:  $   232,140
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                       American Capital Management, Inc.,
                                 March 31, 2009

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Int'l Notes CONV             159864AB3    370    450,000 PRN      Sole                                    450,000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6  5,221  5,900,000 PRN      Sole                                  5,900,000
Wright Medical Group           CONV             98235TAA5  4,776  7,115,000 PRN      Sole                                  7,115,000
A T & T                        COM              001957109    431     17,118 SH       Sole                                     17,118
ACI Worldwide                  COM              004498101  3,124    166,600 SH       Sole                                    166,600
Abaxis                         COM              002567015    872     50,600 SH       Sole                                     50,600
Acxiom                         COM              005125109  1,347    182,000 SH       Sole                                    182,000
Albany Molecular Research      COM              012423109  3,119    330,800 SH       Sole                                    330,800
AmSurg                         COM              03232P405    957     60,410 SH       Sole                                     60,410
AngioDynamics                  COM              03475V101  1,144    101,800 SH       Sole                                    101,800
Ansys                          COM              03662Q105  1,213     48,315 SH       Sole                                     48,315
Arbitron                       COM              03875Q108    224     14,900 SH       Sole                                     14,900
ArthroCare                     COM              043136100    937    191,280 SH       Sole                                    191,280
Atwood Oceanics                COM              050095108    199     12,000 SH       Sole                                     12,000
Avid Technology                COM              05367P100  1,138    124,470 SH       Sole                                    124,470
Baldor Electric                COM              057741100  5,026    346,890 SH       Sole                                    346,890
Bank New York Mellon           COM              064058100    321     11,375 SH       Sole                                     11,375
Bio Reference Labs             COM              09057G602    866     41,400 SH       Sole                                     41,400
Blackbaud                      COM              09227Q100    199     17,100 SH       Sole                                     17,100
Blackboard                     COM              091935502  1,084     34,150 SH       Sole                                     34,150
Brady                          COM              104674106  1,031     58,480 SH       Sole                                     58,480
Buckeye Partners LP Unit       COM              118230101    380     10,650 SH       Sole                                     10,650
CRA International              COM              12618T105    607     32,150 SH       Sole                                     32,150
Celgene                        COM              151020104  1,514     34,090 SH       Sole                                     34,090
Cerner                         COM              156782104    595     13,525 SH       Sole                                     13,525
Charles River Labs             COM              159864107  2,439     89,630 SH       Sole                                     89,630
Cognex                         COM              192422103  6,758    506,610 SH       Sole                                    506,610
Computer Programs & Systems    COM              205306103  1,376     41,350 SH       Sole                                     41,350
CyberSource                    COM              23251J106  1,140     77,000 SH       Sole                                     77,000
Digital River                  COM              25388b104  2,179     73,075 SH       Sole                                     73,075
Dionex                         COM              254546104  5,234    110,780 SH       Sole                                    110,780
Dolby Laboratories             COM              25659T107    215      6,300 SH       Sole                                      6,300
Eclipsys                       COM              278856109    662     65,300 SH       Sole                                     65,300
Energy Conversion              COM              292659109    133     10,000 SH       Sole                                     10,000
Euronet Worldwide              COM              298736109    261     20,000 SH       Sole                                     20,000
Exxon Mobil                    COM              302290101    551      8,090 SH       Sole                                      8,090
FactSet Research System        COM              303075105  9,179    183,620 SH       Sole                                    183,620
Forrester Research             COM              346563109  6,886    334,905 SH       Sole                                    334,905
Forward Air                    COM              349853101    405     24,950 SH       Sole                                     24,950
Franklin Electronic Publishers COM              353515109    425    500,000 SH       Sole                                    500,000
Fuel-Tech                      COM              359523107    674     64,450 SH       Sole                                     64,450
Fuelcell Energy                COM              35952H106     60     25,000 SH       Sole                                     25,000
Gentex                         COM              371901109    935     93,900 SH       Sole                                     93,900
Genzyme                        COM              372917104  9,474    159,520 SH       Sole                                    159,520
Haemonetics                    COM              405024100 14,294    259,510 SH       Sole                                    259,510
Healthcare Services Grp        COM              421906108    256     17,100 SH       Sole                                     17,100
Healthways                     COM              422245100  3,048    347,525 SH       Sole                                    347,525
Hologic                        COM              436440101  6,490    495,825 SH       Sole                                    495,825
Honeywell                      COM              438516106    234      8,400 SH       Sole                                      8,400
Huron Consulting Group         COM              447462102  2,490     58,680 SH       Sole                                     58,680
ICON PLC ADR                   COM              45103T107  5,642    349,380 SH       Sole                                    349,380
IDEXX Laboratories             COM              45168D104  8,364    241,860 SH       Sole                                    241,860
ITRON                          COM              465741106  3,902     82,400 SH       Sole                                     82,400
Integra Lifesciences           COM              457985208  1,818     73,550 SH       Sole                                     73,550
Jack Henry & Associates        COM              426281101  2,756    168,900 SH       Sole                                    168,900
Johnson & Johnson              COM              478160104  4,295     81,663 SH       Sole                                     81,663
KV Pharmaceutical Cl A         COM              482740206    621    376,635 SH       Sole                                    376,635
Kaydon                         COM              486587108  1,935     70,800 SH       Sole                                     70,800
LECG                           COM              523234102    190     74,650 SH       Sole                                     74,650
LKQ                            COM              501889208  1,149     80,500 SH       Sole                                     80,500
Life Technologies              COM              53217V109    273      8,400 SH       Sole                                      8,400
Linear Tech                    COM              535678106    386     16,800 SH       Sole                                     16,800
Manhattan Associates           COM              562750109  7,740    446,860 SH       Sole                                    446,860
Martek Biosciences             COM              572901106  1,522     83,400 SH       Sole                                     83,400
MedQuist                       COM              584949101    221     86,500 SH       Sole                                     86,500
Medicis Pharmaceutical         COM              584690309  4,182    338,100 SH       Sole                                    338,100
Merit Medical Systems          COM              589889104  2,745    224,850 SH       Sole                                    224,850
Micros Systems                 COM              594901100    990     52,800 SH       Sole                                     52,800
NeuStar                        COM              64126x201    700     41,800 SH       Sole                                     41,800
Nokia ADR                      COM              654902204    179     15,300 SH       Sole                                     15,300
O'Reilly Automotive            COM              686091109 11,309    323,020 SH       Sole                                    323,020
Orthofix                       COM              N6748L102  1,502     81,120 SH       Sole                                     81,120
Pharmaceutical Prod Dvlpt      COM              717124101 16,703    704,155 SH       Sole                                    704,155
Phase Forward                  COM              71721R406    303     23,700 SH       Sole                                     23,700
Pope Resources                 COM              732857107    373     18,439 SH       Sole                                     18,439
Procter & Gamble               COM              742718109    230      4,876 SH       Sole                                      4,876
Quaker Chemical                COM              747316107    780     98,200 SH       Sole                                     98,200
RPM                            COM              749685103    185     14,500 SH       Sole                                     14,500
ResMed                         COM              761152107  5,388    152,450 SH       Sole                                    152,450
SAIC                           COM              78390x101    355     19,000 SH       Sole                                     19,000
SEI Investments                COM              784117103  4,844    396,750 SH       Sole                                    396,750
Sanmina-SCI                    COM              800907107    278    910,503 SH       Sole                                    910,503
Shaw Comm. Cl B                COM              82025k200    325     21,460 SH       Sole                                     21,460
Skyworks Solutions             COM              020753109  1,995    247,500 SH       Sole                                    247,500
St. Mary Land & Exp            COM              792228108    251     19,000 SH       Sole                                     19,000
Stem Cell Innovations          COM              85857B100      1    225,000 SH       Sole                                    225,000
TomoTherapy                    COM              890088107    342    129,175 SH       Sole                                    129,175
UQM Technologies               COM              903213106     46     28,000 SH       Sole                                     28,000
URS                            COM              903236107    227      5,614 SH       Sole                                      5,614
Valeant Pharmaceuticals Int'l  COM              91911x104 18,777  1,055,500 SH       Sole                                  1,055,500
Veeco Instruments              COM              922417100    287     43,100 SH       Sole                                     43,100
Verint Systems                 COM              92343x100     60     17,280 SH       Sole                                     17,280
Wright Medical                 COM              98235T107    511     39,200 SH       Sole                                     39,200
Zebra Technologies             COM              989207105  4,578    240,705 SH       Sole                                    240,705
IShares MSCI Japan ETF         EF               464286848    119     15,100 SH       Sole                                     15,100
Liquidia Technologies Series A PFD                           100     30,580 SH       Sole                                     30,580
Pimco All Asset Instl                           722005626    167     17,098 SH       Sole                                     17,098